Inventories, Net	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
INVENTORIES, NET

4. INVENTORIES, NET

Inventories consisted of the following:

	As of March 31,
	2025	2026
	USD	USD
Raw materials	228,919	478,374
Finished goods	2,837,357	3,800,358
Inventories, net	3,066,276	4,278,732

We write-down inventory for any excess or obsolete inventory or when we believe that the net realizable value of inventory is less than the carrying value. During the years ended March 31, 2026, 2025 and 2024, we recorded write-downs of USD 470,624, USD 186,823 and USD 116,115, respectively, in general and administrative expenses in the consolidated statements of operations. Inventories recognized in cost of goods sold were USD 21,311,442, USD 27,617,837 and USD 27,635,112 for the years ended March 31, 2024, 2025 and 2026, respectively.